AFS and HTM Debt Securities, Gross Unrealized Losses and Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	$ (152)	$ (98)
Less than 12 months, Fair value, available-for-sale	38,898	27,690
12 months or more, Gross unrealized losses, available-for-sale	(111)	(289)
12 months or more, Fair value, available-for-sale	5,353	33,223
Total, Gross unrealized losses, available-for-sale	(263)	(387)
Total Fair Value, available for sale	44,251	60,913
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	0	0
Less than 12 months, Fair value, available-for-sale	0	0
12 months or more, Gross unrealized losses, available-for-sale	0	(1)
12 months or more, Fair value, available-for-sale	0	2,423
Total, Gross unrealized losses, available-for-sale	0	(1)
Total Fair Value, available for sale	0	2,423
Non-U.S. government securities [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(3)	0
Less than 12 months, Fair value, available-for-sale	16,812	0
12 months or more, Gross unrealized losses, available-for-sale	0	0
12 months or more, Fair value, available-for-sale	0	0
Total, Gross unrealized losses, available-for-sale	(3)	0
Total Fair Value, available for sale	16,812	0
Securities of U.S. states and political subdivisions [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(51)	(10)
Less than 12 months, Fair value, available-for-sale	3,681	2,776
12 months or more, Gross unrealized losses, available-for-sale	(30)	(26)
12 months or more, Fair value, available-for-sale	1,101	2,418
Total, Gross unrealized losses, available-for-sale	(81)	(36)
Total Fair Value, available for sale	4,782	5,194
Federal agency mortgage-backed securities [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(27)	(50)
Less than 12 months, Fair value, available-for-sale	11,310	16,807
12 months or more, Gross unrealized losses, available-for-sale	(1)	(114)
12 months or more, Fair value, available-for-sale	316	10,641
Total, Gross unrealized losses, available-for-sale	(28)	(164)
Total Fair Value, available for sale	11,626	27,448
Non-agency mortgage-backed securities [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(28)	(4)
Less than 12 months, Fair value, available-for-sale	1,366	1,147
12 months or more, Gross unrealized losses, available-for-sale	(18)	(3)
12 months or more, Fair value, available-for-sale	534	244
Total, Gross unrealized losses, available-for-sale	(46)	(7)
Total Fair Value, available for sale	1,900	1,391
Collateralized loan obligations [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(27)	(13)
Less than 12 months, Fair value, available-for-sale	5,082	5,001
12 months or more, Gross unrealized losses, available-for-sale	(17)	(110)
12 months or more, Fair value, available-for-sale	1,798	16,789
Total, Gross unrealized losses, available-for-sale	(44)	(123)
Total Fair Value, available for sale	6,880	21,790
Other [Member]
Available-for-sale debt securities:
Less than 12 months, Gross unrealized losses, available-for-sale	(16)	(21)
Less than 12 months, Fair value, available-for-sale	647	1,959
12 months or more, Gross unrealized losses, available-for-sale	(45)	(35)
12 months or more, Fair value, available-for-sale	1,604	708
Total, Gross unrealized losses, available-for-sale	(61)	(56)
Total Fair Value, available for sale	$ 2,251	$ 2,667